Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2015
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

14.Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2014 and 2015 (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Customer deposits on Wangyibao accounts	622,021	756,433
Marketing expenses	294,401	587,118
RSU payables (see Note 2(o))	137,033	155,624
Accrued fixed assets related payables	80,942	171,733
Server custody fees and telecommunication charges	64,614	91,861
Accrued revenue sharing	27,838	56,720
Other staff related cost	23,203	26,793
Content cost	13,354	82,998
Professional fees	11,939	16,594
Accrued freight and warehousing charge	58	86,817
Others	81,825	185,639

	1,357,228	2,218,330